Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Kensington Active Advantage Fund
Class Name	Class A
Trading Symbol	KADAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$166	1.60%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/23/2022)
Class A (without sales charge)	7.44	1.87
Class A (with sales charge)	2.30	0.09
50% S&P500/50% Bloomberg Capital Aggregate Bond	12.65	5.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.

Net Assets	$ 34,040,596
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 26,775
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$34,040,596
Number of Holdings	11
Net Advisory Fee	$26,775
Portfolio Turnover	177%

Holdings [Text Block]

Security Type	(%) of net assets
Exchange Traded Funds	78.4%
Open End Funds	20.6%
Investments Purchased with Proceeds from Securities Lending	19.0%
Cash & Other	-18.0%

Top 10 Issuers	(%) of net assets
Vanguard S&P 500 ETF	33.1%
Manning & Napier High Yield Bond Series	20.6%
Mount Vernon Liquid Assets Portfolio, LLC	19.0%
Invesco QQQ Trust Series 1	15.7%
Pimco Senior Loan Active Exchange-Traded Fund	5.3%
iShares Broad USD High Yield Corporate Bond ETF	5.3%
Janus Henderson B-BBB CLO ETF	4.9%
Vanguard Mega Cap Growth ETF	4.5%
PIMCO Multi Sector Bond Active ETF	4.0%
SPDR Blackstone Senior Loan ETF	3.7%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Class C
Shareholder Report [Line Items]
Fund Name	Kensington Active Advantage Fund
Class Name	Class C
Trading Symbol	KADCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$243	2.35%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/23/2022)
Class C (without sales charge)	6.39	1.02
Class C (with sales charge)	5.39	1.02
50% S&P500/50% Bloomberg Capital Aggregate Bond	12.65	5.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.

Net Assets	$ 34,040,596
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 26,775
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$34,040,596
Number of Holdings	11
Net Advisory Fee	$26,775
Portfolio Turnover	177%

Holdings [Text Block]

Security Type	(%) of net assets
Exchange Traded Funds	78.4%
Open End Funds	20.6%
Investments Purchased with Proceeds from Securities Lending	19.0%
Cash & Other	-18.0%

Top 10 Issuers	(%) of net assets
Vanguard S&P 500 ETF	33.1%
Manning & Napier High Yield Bond Series	20.6%
Mount Vernon Liquid Assets Portfolio, LLC	19.0%
Invesco QQQ Trust Series 1	15.7%
Pimco Senior Loan Active Exchange-Traded Fund	5.3%
iShares Broad USD High Yield Corporate Bond ETF	5.3%
Janus Henderson B-BBB CLO ETF	4.9%
Vanguard Mega Cap Growth ETF	4.5%
PIMCO Multi Sector Bond Active ETF	4.0%
SPDR Blackstone Senior Loan ETF	3.7%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Active Advantage Fund
Class Name	Institutional Class
Trading Symbol	KADIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$140	1.35%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/23/2022)
Institutional Class (without sales charge)	7.82	2.16
50% S&P500/50% Bloomberg Capital Aggregate Bond	12.65	5.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.

Net Assets	$ 34,040,596
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 26,775
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$34,040,596
Number of Holdings	11
Net Advisory Fee	$26,775
Portfolio Turnover	177%

Holdings [Text Block]

Security Type	(%) of net assets
Exchange Traded Funds	78.4%
Open End Funds	20.6%
Investments Purchased with Proceeds from Securities Lending	19.0%
Cash & Other	-18.0%

Top 10 Issuers	(%) of net assets
Vanguard S&P 500 ETF	33.1%
Manning & Napier High Yield Bond Series	20.6%
Mount Vernon Liquid Assets Portfolio, LLC	19.0%
Invesco QQQ Trust Series 1	15.7%
Pimco Senior Loan Active Exchange-Traded Fund	5.3%
iShares Broad USD High Yield Corporate Bond ETF	5.3%
Janus Henderson B-BBB CLO ETF	4.9%
Vanguard Mega Cap Growth ETF	4.5%
PIMCO Multi Sector Bond Active ETF	4.0%
SPDR Blackstone Senior Loan ETF	3.7%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Class A
Shareholder Report [Line Items]
Fund Name	Kensington Managed Income Fund
Class Name	Class A
Trading Symbol	KAMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$163	1.60%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/28/2019)
Class A (without sales charge)	4.12	1.97	2.30
Class A (with sales charge)	-0.83	0.98	1.41
Bloomberg US Aggregate Bond Index	1.25	-0.33	0.48
ICE BofA US High Yield Total Return Index	8.20	4.04	4.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.

Net Assets	$ 856,237,529
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 10,773,799
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$856,237,529
Number of Holdings	19
Net Advisory Fee	$10,773,799
Portfolio Turnover	134%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	87.7%
Investments Purchased with Proceeds from Securities Lending	28.0%
Open End Funds	10.7%
Cash & Other	-26.4%

Top 10 Issuers	(%) of net assets
Mount Vernon Liquid Assets Portfolio, LLC	27.9%
iShares Broad USD High Yield Corporate Bond ETF	20.1%
SPDR Bloomberg High Yield Bond ETF	12.7%
SPDR Portfolio High Yield Bond ETF	11.5%
Janus Henderson AAA CLO ETF	8.7%
VanEck Fallen Angel High Yield Bond ETF	7.9%
SPDR Blackstone Senior Loan ETF	5.9%
Manning & Napier High Yield Bond Series	4.9%
SPDR Bloomberg Short Term High Yield Bond ETF	4.3%
Xtrackers USD High Yield Corporate Bond ETF	4.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Class C
Shareholder Report [Line Items]
Fund Name	Kensington Managed Income Fund
Class Name	Class C
Trading Symbol	KAMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239	2.35%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/27/2019)
Class C (without sales charge)	3.26	1.19	1.32
Class C (with sales charge)	2.28	1.19	1.32
Bloomberg US Aggregate Bond Index	1.25	-0.33	-0.37
ICE BofA US High Yield Total Return Index	8.20	4.04	4.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.

Net Assets	$ 856,237,529
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 10,773,799
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$856,237,529
Number of Holdings	19
Net Advisory Fee	$10,773,799
Portfolio Turnover	134%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	87.7%
Investments Purchased with Proceeds from Securities Lending	28.0%
Open End Funds	10.7%
Cash & Other	-26.4%

Top 10 Issuers	(%) of net assets
Mount Vernon Liquid Assets Portfolio, LLC	27.9%
iShares Broad USD High Yield Corporate Bond ETF	20.1%
SPDR Bloomberg High Yield Bond ETF	12.7%
SPDR Portfolio High Yield Bond ETF	11.5%
Janus Henderson AAA CLO ETF	8.7%
VanEck Fallen Angel High Yield Bond ETF	7.9%
SPDR Blackstone Senior Loan ETF	5.9%
Manning & Napier High Yield Bond Series	4.9%
SPDR Bloomberg Short Term High Yield Bond ETF	4.3%
Xtrackers USD High Yield Corporate Bond ETF	4.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Managed Income Fund
Class Name	Institutional Class
Trading Symbol	KAMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$138	1.35%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/28/2019)
Institutional Class (without sales charge)	4.38	2.22	2.56
Bloomberg US Aggregate Bond Index	1.25	-0.33	0.48
ICE BofA US High Yield Total Return Index	8.20	4.04	4.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.

Net Assets	$ 856,237,529
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 10,773,799
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$856,237,529
Number of Holdings	19
Net Advisory Fee	$10,773,799
Portfolio Turnover	134%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	87.7%
Investments Purchased with Proceeds from Securities Lending	28.0%
Open End Funds	10.7%
Cash & Other	-26.4%

Top 10 Issuers	(%) of net assets
Mount Vernon Liquid Assets Portfolio, LLC	27.9%
iShares Broad USD High Yield Corporate Bond ETF	20.1%
SPDR Bloomberg High Yield Bond ETF	12.7%
SPDR Portfolio High Yield Bond ETF	11.5%
Janus Henderson AAA CLO ETF	8.7%
VanEck Fallen Angel High Yield Bond ETF	7.9%
SPDR Blackstone Senior Loan ETF	5.9%
Manning & Napier High Yield Bond Series	4.9%
SPDR Bloomberg Short Term High Yield Bond ETF	4.3%
Xtrackers USD High Yield Corporate Bond ETF	4.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Class A
Shareholder Report [Line Items]
Fund Name	Kensington Dynamic Growth Fund
Class Name	Class A
Trading Symbol	KAGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Dynamic Growth Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161	1.61%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/23/2020)
Class A (without sales charge)	0.33	6.19
Class A (with sales charge)	-4.45	4.96
S&P 500 TR	25.02	15.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.
Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.

Net Assets	$ 877,763,718
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 14,986,265
Investment Company Portfolio Turnover	553.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$877,763,718
Number of Holdings	4
Net Advisory Fee	$14,986,265
Portfolio Turnover	553%

Holdings [Text Block]

Security Type	(%) of net assets
Exchange Traded Funds	92.6%
Cash & Other	7.4%

Top 10 Issuers	(%) of net assets
Invesco QQQ Trust Series 1	45.6%
Vanguard S&P 500 ETF	37.9%
Vanguard Growth ETF	5.1%
iShares Russell 1000 Growth ETF	4.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview
Class C
Shareholder Report [Line Items]
Fund Name	Kensington Dynamic Growth Fund
Class Name	Class C
Trading Symbol	KAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Dynamic Growth Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$235	2.35%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/23/2020)
Class C (without sales charge)	-0.47	5.43
Class C (with sales charge)	-1.40	5.43
S&P 500 TR	25.02	15.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.
Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.

Net Assets	$ 877,763,718
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 14,986,265
Investment Company Portfolio Turnover	553.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$877,763,718
Number of Holdings	4
Net Advisory Fee	$14,986,265
Portfolio Turnover	553%

Holdings [Text Block]

Security Type	(%) of net assets
Exchange Traded Funds	92.6%
Cash & Other	7.4%

Top 10 Issuers	(%) of net assets
Invesco QQQ Trust Series 1	45.6%
Vanguard S&P 500 ETF	37.9%
Vanguard Growth ETF	5.1%
iShares Russell 1000 Growth ETF	4.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Dynamic Growth Fund
Class Name	Institutional Class
Trading Symbol	KAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Dynamic Growth Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$136	1.36%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/23/2020)
Institutional Class (without sales charge)	0.47	6.46
S&P 500 TR	25.02	15.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.
Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.

Net Assets	$ 877,763,718
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 14,986,265
Investment Company Portfolio Turnover	553.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$877,763,718
Number of Holdings	4
Net Advisory Fee	$14,986,265
Portfolio Turnover	553%

Holdings [Text Block]

Security Type	(%) of net assets
Exchange Traded Funds	92.6%
Cash & Other	7.4%

Top 10 Issuers	(%) of net assets
Invesco QQQ Trust Series 1	45.6%
Vanguard S&P 500 ETF	37.9%
Vanguard Growth ETF	5.1%
iShares Russell 1000 Growth ETF	4.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Defender Fund
Class Name	Institutional Class
Trading Symbol	DFNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Defender Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/defender-fund-overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/defender-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$153	1.49%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/31/2023)
Institutional Class (without sales charge)	5.86	4.83
Morningstar Global 60/40 NR	8.75	11.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.kensingtonassetmanagement.com/defender-fund-overview for more recent performance information.
Visit https://www.kensingtonassetmanagement.com/defender-fund-overview for more recent performance information.

Net Assets	$ 63,345,820
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 710,333
Investment Company Portfolio Turnover	353.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$63,345,820
Number of Holdings	11
Net Advisory Fee	$710,333
Portfolio Turnover	353%

Holdings [Text Block]

Security Type	(%) of net assets
Exchange Traded Funds	80.4%
Investments Purchased with Proceeds from Securities Lending	27.2%
Private Funds	10.6%
Purchased Options	0.8%
Written Options	-1.7%
Cash & Other	-17.3%

Top 10 Issuers	(%) of net assets
Mount Vernon Liquid Assets Portfolio, LLC	27.2%
SPDR Bloomberg 1-3 Month T-Bill ETF	18.5%
abrdn Physical Gold Shares ETF	11.4%
iShares iBoxx High Yield Corporate Bond ETF	11.4%
iShares 7-10 Year Treasury Bond ETF	11.4%
SPDR Portfolio S&P 500 ETF	11.3%
Invesco QQQ Trust Series 1	11.2%
Galaxy Plus Fund - Cane Kensington Opportunity Offshore Feeder Fund (546) LLC	10.6%
SPDR Portfolio S&P 600 Small Cap ETF	5.1%
S&P 500 Index (Options)	-0.9%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/defender-fund-overview
Kensington Hedged Premium Income ETF [Member]
Shareholder Report [Line Items]
Fund Name	Kensington Hedged Premium Income ETF
Class Name	Kensington Hedged Premium Income ETF
Trading Symbol	KHPI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Hedged Premium Income ETF for the period of September 5, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/etfs-khpi. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/etfs-khpi
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kensington Hedged Premium Income ETF	$31	0.95%
[1]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/04/2024)
Kensington Hedged Premium Income ETF NAV	3.87
S&P 500 TR	7.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/etfs-khpi for more recent performance information. Visit https://www.kensingtonassetmanagement.com/etfs-khpi for more recent performance information.
Net Assets	$ 69,042,431
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 89,904
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$69,042,431
Number of Holdings	5
Net Advisory Fee	$89,904
Portfolio Turnover	7%
30-Day SEC Yield	0.32%
30-Day SEC Yield Unsubsidized	0.32%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	96.2%
Purchased Options	1.3%
Written Options	-1.1%
Cash & Other	3.6%

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	96.2%
S&P 500 Index	0.2%

Material Fund Change [Text Block]
MANAGED DISTRIBUTIONS
During the reporting period, the Fund maintained its policy of specified distributions to shareholders. However, a significant portion of the distributions consisted of a return of capital, as outlined below:
October: The Fund distributed $178,043, with 91% representing a return of capital.
November: The Fund distributed $289,461, with 99% representing a return of capital.
December: The Fund distributed $593,288, with 89% representing a return of capital.
On average, 93% of the total quarterly distributions of $1,060,793 represented a return of capital.
The Fund’s distribution policy resulted in a substantial percentage of distributions being sourced from capital, reflecting the composition of its returns during the reporting period.

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/etfs-khpi

[1]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.